Fair Values of Assets and Liabilities - Financial Instruments Not Reported at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Financial Liabilities
Separate account liabilities - investment contracts	$ 70,876	[1]	$ 92,238	[1]	$ 87,556
Carrying Value
Financial Assets
Mortgage loans, net	1,768		1,788
Policy loans	847		834
Other investments	89		61
Receivables	7,372		7,876
Financial Liabilities
Policyholder account balances, future policy benefits and claims	14,450		12,289
Short-term borrowings	201		200
Long-term debt	500		500
Other liabilities	8		9
Separate account liabilities - investment contracts	298		403
Fair Value
Financial Assets
Mortgage loans, net	1,600		1,872
Policy loans	847		834
Other investments	89		61
Receivables	6,174		8,630
Financial Liabilities
Policyholder account balances, future policy benefits and claims	12,470		13,215
Short-term borrowings	201		200
Long-term debt	315		498
Other liabilities	7		9
Separate account liabilities - investment contracts	298		403
Fair Value | Level 1
Financial Assets
Mortgage loans, net	0		0
Policy loans	0		0
Other investments	0		0
Receivables	0		0
Financial Liabilities
Policyholder account balances, future policy benefits and claims	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		0
Separate account liabilities - investment contracts	0		0
Fair Value | Level 2
Financial Assets
Mortgage loans, net	0		0
Policy loans	847		834
Other investments	69		40
Receivables	0		0
Financial Liabilities
Policyholder account balances, future policy benefits and claims	0		0
Short-term borrowings	201		200
Long-term debt	315		498
Other liabilities	0		0
Separate account liabilities - investment contracts	298		403
Fair Value | Level 3
Financial Assets
Mortgage loans, net	1,600		1,872
Policy loans	0		0
Other investments	20		21
Receivables	6,174		8,630
Financial Liabilities
Policyholder account balances, future policy benefits and claims	12,470		13,215
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	7		9
Separate account liabilities - investment contracts	$ 0		$ 0

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.